As filed with the Securities and Exchange Commission on February 24, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 033-02659

Pre-Effective Amendment No.

Post-Effective Amendment No.	120
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-04556

Amendment No.	121

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On February 28, 2011 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to Transamerica TS&W International Equity (formerly known as Transamerica International Equity).

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed in Post-Effective Amendment No. 114 to the Registration Statement of Transamerica Funds on behalf of Transamerica TS&W International Equity (formerly known as Transamerica International Equity) as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on October 15, 2010 (Accession Number 0000930413-10-005094), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until February 28, 2011.

The prospectuses and statement of additional information for the other series of Transamerica Funds, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

TRANSAMERICA FUNDS

OTHER INFORMATION
PART C

Item 28		Exhibits

List all exhibits filed as part of the Registration Statement.

(a)	Amended and Restated Declaration of Trust (23)

(b)	By-laws (23)

(c)	Not Applicable

(d)	Investment Advisory Agreements

	(d)(1)	Transamerica Flexible Income (23)
	(d)(2)	Transamerica Jennison Growth (15)
	(d)(3)	Transamerica AEGON High Yield Bond (15)
	(d)(3)(i)	Amendment to Investment Advisory Agreement dated November 30, 2009 (31)
	(d)(4)	Transamerica Focus (20)
	(d)(4)(i)	Amendment to Investment Advisory Agreement dated November 6, 2009 (31)
	(d)(5)	Transamerica Growth Opportunities and Transamerica WMC Diversified Growth (19)
	(d)(5)(i)	Amendment to Investment Advisory Agreement dated November 13, 2009 (31)
	(d)(5)(ii)	Amendment to Investment Advisory Agreement dated April 9, 2010 (34)
	(d)(6)	Transamerica MFS International Equity (24)
	(d)(6)(i)	Amendment to Investment Advisory Agreement dated August 1, 2009 (31)
(d)(7)

Transamerica Money Market, Transamerica PIMCO Total Return, Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, and Transamerica Multi-Manager International Portfolio (20)

	(d)(8)	Transamerica Clarion Global Real Estate Securities and Transamerica PIMCO Real Return TIPS (15)
	(d)(8)(i)	Amendment to Investment Advisory Agreement dated July 1, 2009 (31)
	(d)(9)	Transamerica Balanced (11)
	(d)(9)(i)	Amendment to Investment Advisory Agreement dated November 13, 2009 (31)
(d)(10)

Transamerica JPMorgan Mid Cap Value, Transamerica BlackRock Large Cap Value, Transamerica Short-Term Bond, Transamerica UBS Large Cap Value, Transamerica Morgan Stanley Emerging Markets Debt and Transamerica Morgan Stanley Small Company Growth (23)

	(d)(10)(i)	Amendment to Investment Advisory Agreement dated June 1, 2010 (34)
	(d)(10)(ii)	Amendment to Investment Advisory Agreement dated November 20, 2009 (37)
(d)(11)

Transamerica Hansberger International Value (formerly Transamerica AllianceBernstein International Value), Transamerica Neuberger Berman International, Transamerica Oppenheimer Developing Markets, Transamerica JPMorgan International Bond, Transamerica Federated Market Opportunity and Transamerica BlackRock Global Allocation (23)

	(d)(11)(i)	Amendment to Investment Advisory Agreement dated December 15, 2010 (37)
	(d)(12)	Transamerica Morgan Stanley Mid-Cap Growth (20)
	(d)(12)(i)	Amendment to Investment Advisory Agreement dated June 1, 2010 (34)
	(d)(13)	Transamerica Oppenheimer Small- & Mid-Cap Value (16)
(d)(14)

Transamerica Loomis Sayles Bond, Transamerica Goldman Sachs Commodity Strategy (formerly Transamerica BlackRock Natural Resources), Transamerica JPMorgan Long/Short Strategy (formerly Transamerica BNY Mellon Market Neutral Strategy) and Transamerica Multi-Manager Alternative Strategies Portfolio (19)

	(d)(14)(i)	Amendment to Investment Advisory Agreement dated September 30, 2010 (35)
	(d)(14)(ii)	Amendment to Investment Advisory Agreement dated January 6, 2011 (37)
	(d)(15)	Transamerica Schroders International Small Cap (23)
	(d)(16)	Transamerica Thornburg International Value and Transamerica WMC Emerging Markets (27)
	(d)(17)	Intentionally Omitted
	(d)(18)	Transamerica JPMorgan Core Bond (29)
	(d)(19)	Transamerica Diversified Equity (31)
	(d)(20)	Transamerica First Quadrant Global Macro (31)
	(d)(21)	Transamerica AQR Managed Futures Strategy (35)

(d)(22)	Transamerica Cayman AQR Managed Futures Strategy, Ltd. and Transamerica Cayman Goldman Sachs Commodity Strategy, Ltd. (“Cayman Subsidiaries”) (37)
(d)(22)(i)	Investment Advisory Agreement Fee Waiver with respect to Cayman Subsidiaries (37)
(d)(23)	Transamerica TS&W International Equity (to be filed by amendment)
(d)(24)	Transamerica WMC Quality Value (36)
(d)(25)	Transamerica Water Island Arbitrage Strategy (to be filed by amendment)

Sub-Advisory Agreements

(d)(25)	Transamerica Flexible Income (20)
(d)(26)	Transamerica AEGON High Yield Bond (15)
(d)(26)(i)	Amendment to Investment Sub-Advisory Agreement dated November 13, 2009 (31)
(d)(27)	Transamerica Focus (31)
(d)(27)(i)	Amendment to Investment Sub-Advisory dated November 6, 2009 (31)
(d)(28)	Transamerica Growth Opportunities (19)
(d)(28)(i)	Amendment to Investment Sub-Advisory Agreement dated April 9, 2010 (34)
(d)(29)	Transamerica Jennison Growth (20)
(d)(30)	Transamerica Money Market (5)
(d)(31)	Transamerica PIMCO Total Return (5)
(d)(31)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2009 (31)
(d)(32)	Transamerica Clarion Global Real Estate Securities (15)
(d)(33)	Transamerica PIMCO Real Return TIPS (9)
(d)(33)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2009 (31)
(d)(34)	Transamerica Small/Mid Cap Value (10)
(d)(35)	Transamerica Balanced (11)
(d)(36)	Transamerica JPMorgan Mid Cap Value (12)
(d)(37)	Transamerica BlackRock Large Cap Value and Transamerica BlackRock Global Allocation (19)
(d)(37)(i)	Amendment to Investment Sub-Advisory Agreement dated September 30, 2010 (37)
(d)(38)	Transamerica Short-Term Bond (12)
(d)(39)	Transamerica UBS Large Cap Value (20)
(d)(40)	Transamerica Morgan Stanley Emerging Markets Debt, Transamerica Morgan Stanley Small Company Growth and Transamerica Morgan Stanley Mid-Cap Growth (20)
(d)(40)(i)	Amendment to Investment Sub-Advisory Agreement dated June 1, 2010 (34)
(d)(41)	Transamerica Hansberger International Value (37)
(d)(42)	Transamerica Neuberger Berman International (29)
(d)(43)	Transamerica Oppenheimer Developing Markets (23)
(d)(44)	Transamerica JPMorgan International Bond and Transamerica JPMorgan Core Bond (14)
(d)(44)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2009 (29)
(d)(44)(ii)	Amendment to Investment Sub-Advisory Agreement dated January 6, 2011– Transamerica JPMorgan Long/Short Strategy (37)
(d)(45)	Transamerica Federated Market Opportunity (23)
(d)(46)

Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Multi-Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio - Morningstar Asset Allocation Management Agreement Amendment (19)

(d)(47)	Intentionally Omitted
(d)(48)	Transamerica Oppenheimer Small- & Mid-Cap Value (16)
(d)(49)	Transamerica MFS International Equity (16)
(d)(49)(i)	Amendment to Investment Sub-Advisory Agreement dated August 1, 2009 (31)
(d)(50)	Transamerica Loomis Sayles Bond (19)
(d)(51)	Transamerica Third Avenue Value (19)
(d)(52)	Transamerica Schroders International Small Cap (23)
(d)(53)	Transamerica Thornburg International Value (27)
(d)(53)(i)	Amendment to Investment Sub-Advisory Agreement dated January 1, 2009 (28)
(d)(54)	Transamerica WMC Emerging Markets and Transamerica WMC Diversified Growth (27)
(d)(54)(i)	Amendment to Investment Sub-Advisory Agreement dated April 9, 2010 (34)
(d)(54)(ii)	Amendment to Investment Sub-Advisory Agreement dated November 15, 2010 – Transamerica WMC Quality Value (36)
(d)(55)	Transamerica Diversified Equity (31)
(d)(56)	Transamerica First Quadrant Global Macro (31)

(d)(57)	Transamerica AQR Managed Futures Strategy (35)
(d)(58)	Transamerica Goldman Sachs Commodity Strategy (35)
(d)(59)	Transamerica Cayman AQR Managed Futures Strategy, Ltd. (37)
(d)(60)	Transamerica Cayman Goldman Sachs Commodity Strategy, Ltd. (37)
(d)(61)	Transamerica TS&W International Equity (to be filed by amendment)
(d)(62)	Transamerica Water Island Arbitrage Strategy (to be filed by amendment)

(e)(1)	Underwriting Agreement (23)
(e)(1)(i)	Amended Schedule I dated March 1, 2010 (33)
(e)(1)(ii)	Amended Schedule I dated September 30, 2010 (35)
(e)(1)(iii)	Amended Schedule I dated November 15, 2010 (36)
(e)(1)(iv)	Amended Schedule I dated March 1, 2011 (to be filed by amendment)
(e)(1)(v)	Amended Schedule I dated May 1, 2011 (to be filed by amendment)
(e)(2)	Dealer’s Sales Agreement (32)
(e)(3)	Service Agreement (4)
(e)(4)	Wholesaler’s Agreement (3)

(f)	Amended and Restated Board Members Deferred Compensation Plan dated January 12, 2010 (33)

(g)(1)	Custody Agreement (7)
(g)(1)(i)	Amended Fee Schedule dated February 1, 2008 (28)
(g)(2)	Master Custodian Agreement with respect to Cayman Subsidiaries (to be filed by amendment)

(h)(1)	Transfer Agency Agreement (1)
(h)(1)(i)	Amended Fee Schedule dated November 30, 2009 (35)
(h)(1)(ii)	Amended Fee Schedule dated July 1, 2010 (35)
(h)(2)	Administrative Services Agreement dated July 15, 2010 (35)
(h)(2)(i)	Amended Schedule A dated November 15, 2010 (36)
(h)(2)(ii)	Amended Schedule A dated March 1, 2011 (to be filed by amendment)
(h)(2)(iii)	Amended Schedule A dated May 1, 2011 (to be filed by amendment)
(h)(3)	Expense Limitation Agreement (9)
(h)(3)(i)	Amended Schedules A and B dated March 1, 2010 (33)
(h)(3)(ii)	Amended Schedules A and B dated September 30, 2010 (35)
(h)(3)(iii)	Amended Schedules A and B dated November 15, 2010 (36)
(h)(3)(iv)	Amended Schedules A and B dated March 1, 2011 (to be filed by amendment)
(h)(3)(v)	Amended Schedules A and B dated May 1, 2011 (to be filed by amendment)

(i)	Opinion and Consent of Counsel (33)

(j)	n/a

(k)	n/a

(l)	Investment Letter from Sole Shareholder (2)

(m)(1)	Amended and Restated Plan of Distribution of the Registrant under Rule 12b-1 (23)
(m)(1)(i)	Amended Schedule A dated March 1, 2010 (33)
(m)(1)(ii)	Amended Schedule A dated September 30, 2010 (35)
(m)(1)(iii)	Amended Schedule A dated November 15, 2010 (36)
(m)(1)(iv)	Amended Schedule A dated March 1, 2011 (to be filed by amendment)
(m)(1)(v)	Amended Schedule A dated May 1, 2011 (to be filed by amendment)

(n)(1)	Amended and Restated Plan for Multiple Classes of Shares dated as of November 30, 2009 (35)
(n)(1)(i)	Amended Schedule A dated September 30, 2010 (35)
(n)(1)(ii)	Amended Schedule A dated November 15, 2010 (36)
(n)(1)(iii)	Amended Schedule A dated March 1, 2011 (to be filed by amendment)
(n)(1)(iv)	Amended Schedule A dated May 1, 2011 (to be filed by amendment)

(o)	Reserved

(p)(1)	Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc. (23)

SUB-ADVISERS
(p)(2)	AEGON USA Investment Management, LLC (26)
(p)(3)	Federated Equity Management Company of Pennsylvania (33)
(p)(4)	Transamerica Investment Management, LLC (15)
(p)(5)	Jennison Associates LLC (15)
(p)(6)	Pacific Investment Management Company LLC (33)
(p)(7)	ING Clarion Real Estate Securities (15)
(p)(8)	J.P. Morgan Investment Management Inc. (15)
(p)(9)	UBS Global Asset Management (Americas) Inc. (33)
(p)(10)	Morgan Stanley Investment Management Inc. (15)
(p)(11)	Hansberger Global Investors, Inc. (37)
(p)(12)	Neuberger Berman Management LLC (15)
(p)(13)	Oppenheimer Funds, Inc. LP (15)
(p)(14)	Morningstar Associates, LLC (15)
(p)(15)	Loomis, Sayles & Company, L.P. (17)
(p)(16)	BlackRock Investment Management, LLC (17)
(p)(17)	Thompson, Siegel & Walmsley LLC (37)
(p)(18)	Third Avenue Management LLC (17)
(p)(19)	MFS Investment Management (18)
(p)(20)	Schroder Investment Management North America Inc. (23)
(p)(21)	Thornburg Investment Management, Inc. (33)
(p)(22)	Wellington Management Company, LLP (36)
(p)(23)	First Quadrant, L.P. (31)
(p)(24)	AQR Capital Management, LLC (35)
(p)(25)	Goldman Sachs Asset Management, L.P. (35)
(p)(26)	Water Island Capital, LLC (to be filed by amendment)

(q)(1)	Powers of Attorney (22)
(q)(2)	Power of Attorney for Sandra N. Bane (25)
(q)(3)	Power of Attorney for David W. Jennings (30)

All exhibits filed previously are herein incorporated by reference

(1)	Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 16, 1995 (File No. 033-02659).
(2)	Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 033-02659).
(3)	Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 033-02659).
(4)	Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 033-02659).
(5)	Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 17, 2001 (File No. 033-02659).
(6)	Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 033-02659).
(7)	Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 033-02659).
(8)	Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 033-02659).
(9)	Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 033-02659).
(10)	Filed previously with Post-Effective Amendment No. 56 to Registration Statement on March 1, 2004 (File No. 033-02659).
(11)	Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 033-02659).
(12)	Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 033-02659).

(13)	Filed previously with Post-Effective Amendment No. 67 to Registration Statement on February 25, 2005 (File No. 033-02659).
(14)	Filed previously with Post-Effective Amendment No. 72 to Registration Statement on November 8, 2005 (File No. 033-02659).
(15)	Filed previously with Post-Effective Amendment No. 77 to Registration Statement on March 1, 2006 (File No. 033-02659).
(16)	Filed previously with Post-Effective Amendment No. 79 to Registration Statement on August 1, 2006 (File No. 033-02659).
(17)	Filed previously with Post-Effective Amendment No. 81 to Registration Statement on October 13, 2006 (File No. 033-02659).
(18)	Filed previously with Transamerica Series Trust Post-Effective Amendment No. 66 to Registration Statement on April 28, 2006, and incorporated herein by reference (File No. 811-04419).
(19)	Filed previously with Post-Effective Amendment No. 83 to Registration Statement on December 21, 2006 (File No. 033-02659).
(20)	Filed previously with Post-Effective Amendment No. 85 to Registration Statement on March 1, 2007 (File No. 033-02659).
(21)	Filed previously with Post-Effective Amendment No. 87 to Registration Statement on October 26, 2007 (File No. 033 02659).
(22)	Filed previously with Post-Effective Amendment No. 88 to Registration Statement on December 11, 2007 (File No. 033-02659).
(23)	Filed previously with Post-Effective Amendment No. 89 to Registration Statement on February 28, 2008 (File No. 033-02659).
(24)	Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 033-02659).
(25)	Filed previously with Post-Effective Amendment No. 91 to Registration Statement on June 10, 2008 (File No. 033-02659).
(26)	Filed previously with Post-Effective Amendment No. 92 to Registration Statement on June 12, 2008 (File No. 033-02659).
(27)	Filed previously with Post-Effective Amendment No. 93 to Registration Statement on September 15, 2008 (File No. 033-02659).
(28)	Filed previously with Post-Effective Amendment No. 95 to Registration Statement on February 27, 2009 (File No. 033-02659).
(29)	Filed previously with Post-Effective Amendment No. 97 to Registration Statement on July 1, 2009 (File No. 033-02659).
(30)	Filed previously with Post-Effective Amendment No. 98 to Registration Statement on August 7, 2009 (File No. 033-02659).
(31)	Filed previously with Post-Effective Amendment No. 105 to Registration Statement on November 13, 2009 (File No. 033-02659).
(32)	Filed previously with Post-Effective Amendment No. 106 to Registration Statement on November 30, 2009 (File No. 033-02659).
(33)	Filed previously with Post-Effective Amendment No. 108 to Registration Statement on February 26, 2010 (File No. 033-02659).
(34)	Filed previously with Post-Effective Amendment No. 109 to Registration Statement on June 4, 2010 (File No. 033-02659).
(35)	Filed previously with Post-Effective Amendment No. 113 to Registration Statement on September 30, 2010 (File No. 033-02659).
(36)	Filed previously with Post-Effective Amendment No. 115 to Registration Statement on November 15, 2010 (File No. 033-02659).
(37)	Filed previously with Post-Effective Amendment No. 117 to Registration Statement on December 30, 2010 (File No. 033-02659).

Item 29	Persons Controlled by or under Common Control with the Fund

          To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 30	Indemnification

          Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31	Business and Other Connections of Investment Advisers

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

AEGON USA Investment Management, LLC (“AUIM”)	Sub-Adviser to
4333 Edgewood Road NE	Transamerica AEGON High Yield Bond
Cedar Rapids, IA 52499

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Eric B. Goodman, President & Chief Investment Officer	N/A
Bradley J. Beman, Executive Vice President – Head of Fixed Income	N/A
David L. Blankenship, Executive Vice President and Head of Fixed Income and Distribution	N/A
Kirk W. Buese, Executive Vice President – Private and Structured Finance Officer	N/A
David M. Carney, Executive Vice President and Chief Operating	N/A
Joel L. Coleman, Executive Vice President – Portfolio Management	N/A
Frank E. Collecchia, Executive Vice President	N/A
Daniel P. Fox, Executive Vice President – Risk Management	N/A
Garry E. Creed, Senior Vice President	N/A
Mark E. Dunn, Senior Vice President	N/A
Robert Fitzsimmons, Senior Vice President	N/A
Michael C. Fogliano, Senior Vice President	N/A
Kevin A. Giles, Senior Vice President – New Initiatives	N/A
Seth R. Gilkes, Senior Vice President	N/A
David R. Halfpap, Senior Vice President	N/A
Karen E. Hufnagel, Senior Vice President	N/A
William L. Hurwitz, Senior Vice President	N/A
Neil Madsen, Senior Vice President	N/A
Calvin W. Norris, Senior Vice President	N/A
Eric C. Perry, Senior Vice President	N/A
Stephanie M. Phelps, Senior Vice President, Treasurer and Chief Financial Officer	N/A
James K. Schaeffer, Jr., Senior Vice President	N/A
Sarvjeev S. Sidhu, Senior Vice President	N/A
Michael B. Simpson, Senior Vice President	N/A
Jon L. Skaggs, Senior Vice President	Family Business
Robert A. Smedley, Senior Vice President	N/A
Douglas A. Weih, Senior Vice President	N/A
Jeffrey A. Whitehead, Senior Vice President	N/A
John F. Bailey, Vice President	N/A
James K. Baskin, Vice President	Family Business
Gregg A. Botkin, Vice President	N/A
James K. Cameron, Vice President	N/A
Martin Coppens, Vice President	N/A
Douglas A. Dean, Vice President	N/A
Bradley D. Doyle, Vice President	N/A

Cindy Eason-Manning, Vice President	N/A
Mark D. Evans, Vice President	N/A
Charles V. Ford, Vice President	N/A
Scott P. Hassenstab, Vice President	N/A
Eric Henderson, Vice President	N/A
William J. Henricksen, Vice President	N/A
Frederick B. Howard, Vice President	N/A
John D. Kettering, Vice President	N/A
Stephen M. Lempa, Vice President	N/A
Angela S. Matson, Vice President	N/A
Clayton R. McBride, Vice President	N/A
Jeremy S. Mead, Vice President	N/A
Christopher D. Pahlke, Vice President	N/A
Michael J. Parrish, Vice President	N/A
Greg A. Podhajsky, Vice President	N/A
Josua D. Prieskorn, Vice President	N/A
Stacey S. Rutledge, Vice President	N/A
Michael S. Smith, Vice President	N/A
J. Staley Stewart, Vice President	N/A
Debra R. Thompson, Vice President	N/A
Michael A. Urban, Vice President	N/A
M. Christina Galligan, Assistant Vice President	N/A
Paul J. Houk, General Counsel and Secretary	N/A
Jessica L. Cole, Chief Compliance Officer	N/A
Clint L. Woods, Assistant Secretary	N/A
Renee D. Montz, Assistant Secretary	N/A
Daniel L. Seward, Assistant Treasurer	N/A
Stephanie L. Steele, Assistant Treasurer	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

AQR Capital Management, LLC (“AQR”)	Sub-Adviser to Transamerica AQR Managed Futures Strategy
Two Greenwich Plaza, 3rd Floor
Greenwich, CT 06830

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Cliff S. Asness, President, Founding and Managing Principal	N/A
David G. Kabiller, Founding Principal	N/A
John Mihn Soo Liew, Founding Principal	N/A
Robert J. Krail, Founding Principal	N/A
Bradley D. Asness, Chief Legal Officer	N/A
Brian K. Hurst, Principal	N/A
Jacques A. Friedman, Principal	N/A
Oktay Kurbanov, Principal	N/A
Abdon Bolivar, Chief Compliance Officer	N/A
Michael A. Mendelson, Vice President and Principal	N/A
Ronen Israel, Principal	N/A
Lars N. Nielsen, Principal	N/A
Masini G. Andrade, Principal	N/A
Joseph S. Mellas, Principal	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

BlackRock Investment Management, LLC (“BlackRock”) 800 Scudders Mill Road Plainsboro, NJ 08536	Sub-Adviser to Transamerica BlackRock Global Allocation and Transamerica BlackRock Large Cap Value

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Ann Marie Petach, Chief Financial Officer and Managing Director

BAA Holdings, LLC, Wlmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, lackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cyman Islands, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Holdco 4, LLC, Wilmington, DE, BlackRock Holdco 6, LLC, Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, Blackrock Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l., Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investment, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Robert P. Connolly, General Counsel, Managing Director and Secretary

BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Execution Services, San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Distribution Company, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Investments, LLC, Wilmington, DE, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l., Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC,

Wilmington, DE, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Laurence D. Fink, Chief Executive Officer

Director, BAA Holdings, LLC, Wilmington, DE, Director, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Advisors Singapore Pte, Ltd., Singapore, Director, BlackRock Asset Management International, Inc., London, England, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Execution Services, San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Fund Advisors San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdo 2, Inc., Wilmington, DE, Director, BlackRock HPB Management, LLC, New York, NY, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, IShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA

Robert S. Kapito, President and Director

Director, BAA Holdings, LLC, Wilmington, DE, Director, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, Director, BlackRock Advisors Holdings, Inc., New York, NY, President, BlackRock Advisors Singapore Pte. Ltd., Singapore, Director, BlackRock Asset Management International, Inc., London, England, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY,

Director, BlackRock Fund Advisors, San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, Director, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock (Institutional) Canada Ltd., Toronto, Ontario, Director, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, Carbon Capital III, Inc., New York, NY, Director, iShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA

Paul Audet, Vice Chairman

Director, BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NE, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Cayco Limited, Cayman Islands, Director, BlackRock Cayman Company, Cayman Islands, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Finco, LLC, Wilmington, DE, BlackRock Fund Advisors, San Franciso, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock Realty Advisors, Inc., Florham Park, NJ, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Charles Hallac, Vice Chairman and Co-Chief Operating Officer

BlackRock, Inc., New York, NY, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Black Rock Fund Advisors, San Francisco, CA, BlackRock Fund, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock India Private Ltd., Mumbai, India, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Barbara Novick, Vice Chairman

BlackRock Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc., Boston, MA

Scott Amero, Vice Chairman

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman

Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, Anthracite Capital Inc., New York, NY, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Susan Wagner, Vice Chairman and Chief Operating Officer

BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Mortgage Ventures, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA

Robert Doll, Vice Chairman

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Portfolio Administration & Management Ltd., Cayman Islands, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY,

BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY

Robert Fairbairn, Vice Chairman

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY

Bennett Golub, Vice Chairman and Chief Risk Officer

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, Director, BlackRock Asset Management Deutschland AG, Munich, Germany, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 5, LLC, Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Japan Co., Ltd., Tokyo, Japan, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock Securities Co., Ltd., Tokyo, Japan, SSRM Holdings, Inc., Boston, MA, State Street Research & Management Company, Boston, MA, Director, BlackRock Advisors Singaport Pte. Ltd., Singapore, BlackRock Asset Management UK Limited, London, England, BlackRock Group Limited, London, England, Director, BlackRock (Hong Kong) Limited, Hong Kong, SAR, China, Director, BlackRock International Limited, Edinburgh, Scotland, Director, BlackRock Investment Management (Australia) Limited, Melbourne, Australia, Director, BlackRock Investment Management International Limited, London, England, Director, BlackRock Investment Management (Korea) Limited, Seoul, Korea, Director, BlackRock Investment Management (Singaport) Limited, Singapore. Director, BlackRock Investment Management (UK) Limited, London, England, Director, BlackRock (Taiwan) Limited, Taipei, Taiwan, Director, Impact Investing Pty Ltd., Melbourne, Australia, Director, PSN Pty Ltd, Melbourne, Australia

Amy Engel, Treasurer and Managing Director

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Funding, Inc., Wilmington, DE, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington,

DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc. Bostin, MA, SSRM Holdings, Inc. Boston, MA, State Street Research & Management Company, Boston, MA

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Federated Equity Management Company of Pennsylvania (“Federated”) Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Sub-Adviser to Transamerica Federated Market Opportunity

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

J. Christopher Donahue, Trustee and Chairman

President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company

Thomas R. Donahue, Trustee and Treasurer	Chief Financial Officer, Federated Investors, Inc.

John B. Fisher, Trustee and President

President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company

Mark D. Olson, Trustee 800 Delaware Avenue, P.O. Box 2305 Wilmington, DE 19899-2305	Principal, Mark D. Olson & Company L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A

Stephen F. Auth, Trustee and Executive Vice President	Chief Investment Officer of funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, and Federated Global Investment Management Corp.

Linda A. Duessel, Senior Vice President	Senior Portfolio Manager of various funds in the Federated Fund Complex

Steven Lehman, Senior Vice President	Senior Portfolio Manager of various funds in the Federated Fund Complex

Carol R. Miller, Senior Vice President	Senior Portfolio Manager of various funds in the Federated Fund Complex

Douglas C. Noland, Senior Vice President	Senior Portfolio Manager of various funds in the Federated Fund Complex

P. Ryan Bend, Vice President	Portfolio Manager of various funds in the Federated Fund Complex

G. Andrew Bonnewell, Vice President and Secretary	Senior Corporate Counsel, Federated Investors, Inc.

Chad Hudson, Vice President	Portfolio Manager of various funds in the Federated Fund Complex

Angela Kohler, Vice President	Senior Investment Analyst to various funds in the Federated Fund Complex

Lila Murphy, Vice President	Senior Investment Analyst to various funds in the Federated Fund Complex

John L. Nichol, Vice President	Senior Portfolio Manager of various funds in the Federated Fund Complex

Michael R. Tucker, Vice President	Senior Investment Analyst to various funds in the Federated Fund Complex

Ann Kruczek, Assistant Vice President	Senior Vice President, Head of Investment Administration and Operations

Dana Meissner, Assistant Vice President	Senior Portfolio Manager of various funds in the Federated Fund Complex

Keith Michaud, Assistant Vice President	Manager, Market Data Services; Vice President, Federated Advisory Services Company

Denis McAuley, III, Assistant Treasurer	Vice President and Principal Accounting Officer, Federated Investors, Inc.; Treasurer of various Federated operating companies

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

First Quadrant, L.P. (“First Quadrant”) 800 East Colorado Blvd, Suite 900 Pasadena, Ca, 91101	Sub-Adviser to Transamerica First Quadrant Global Macro

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Ronnie M. Darnell, Chief Investment Officer and Limited Partner	N/A
Curtis J. Ketterer, Chief Operating Officer and Limited Partner	N/A
Christopher G. Luck, Director of Equity Portfolio Management and Limited Partner	N/A
Timothy S. Meckel, Client Service and Limited Partner	N/A
Kent C. Roberts, Director of Marketing and Limited Partner	N/A
Kenneth R. Funk, Chief Compliance Officer and Director	N/A
Joel L. Brouwer, Chief Financial Officer and Director	N/A
Kenneth J. Ferguson, Co-Director and Limited Partner	N/A
Dori S. Levanoni, Co-Director and Limited Partner	N/A
Jia Ye, Chief Investment Strategist and Director of Trading and Limited Partner	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, NY 10282	Sub-Adviser to Transamerica Goldman Sachs Commodity Strategy

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Ellen Porges, General Counsel, Investment Management Division (Chief Legal Officer)	N/A
Judith Shandling, Chief Compliance Officer	N/A
Ed Forst, Co-Head Investment Management Division (Co-Chief Executive Officer)	N/A
Timothy J. O’Neill, Co-Head Investment Management Division (Co-Chief Executive Officer)	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Hansberger Global Investors, Inc. (“Hansberger”) 401 East Las Olas Blvd., Suite 1700 Fort Lauderdale, FL 33301	Sub-Adviser to Transamerica Hansberger International Value
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Ronald W. Holt, President, Chief Executive Officer, Director, Co-Chief Investment Officer	N/A
Thomas R.H. Tibbles, Co-Chief Investment Officer and Managing Director	N/A
Lauretta A. Reeves, Co-Chief Investment Officer and Managing Director of Research Technology	N/A

David S. Lemanski, Chief Administrative Officer
Susan H. Moore-Wester, Chief Compliance Officer
Beverly Hendry, Chief Operating Officer
Francisco J. Alzuru, Managing Director
Eileen M. Smiley, General Counsel

N/A N/A N/A N/A N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

ING Clarion Real Estate Securities, LP (“Clarion”) 201 King of Prussia Road, Suite 600 Radnor, PA 19087	Sub-Adviser to Transamerica Clarion Global Real Estate Securities

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

T. Ritson Ferguson, Managing Director Jarrett B. Kling, Managing Director Steven D. Burton, Managing Director	N/A N/A N/A

Joseph P. Smith	N/A
David J. Makowicz, Senior Director	N/A
Steven P. Sorenson, Senior Director	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Jennison Associates LLC (“Jennison”)* 466 Lexington Avenue New York, NY 10017	Sub-Adviser to Transamerica Jennison Growth

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Dennis M. Kass, Director, Chairman and Chief Executive Officer	Chairman and Manager, Quantitative Management Associates LLC (“QM”). Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc. (“PIM”)

Spiros Segalas, Director, President and Chief Investment Officer	N/A

Mehdi A. Mahmud, Director, Vice Chairman, Managing Director and Chief Operating Officer	N/A

Kathleen A. McCarragher, Director and Managing Director	Vice President, Prudential Trust Company (“PTC”)

Debra Hope Wedgeword, Director**	Manager, QM

Charles F. Lowrey, Director**

President, Chairman, Director and Chief Executive Officer, PIM. Chairman, Chief Executive Officer, President and Manager, Prudential Asset Management Holding Company LLC. President, PIM Foreign Investments, Inc. Director and President, PIM Investments, Inc. Chairman and Director, PIM Warehouse, Inc. Manager, QM. Chairman and Director, Pramerica (GP) Limited. Director, Pramerica (GP2) Limited

Ronald K. Andrews, Director**

Senior Vice President, Prudential Investments LLC (“PI”). Manager, QM. Senior Vice President, Prudential Annuities Advisory Services, Inc.

Mirry Hwang, Secretary, Senior Vice President and Chief Legal Officer	Assistant Secretary, PTC

Joseph M. Carrabes, Executive Vice President	Vice President, PTC

Kenneth Moore, Treasurer and Executive Vice President	Vice President, PIM Wharehouse, Inc. Director and Executive Vice President, PTC. Manager and Vice President, QM. Vice President, PIM

Stuart S. Parker, Executive Vice President	Senior Vice President, PI. Vice President, QM

Leslie S. Rolison, Executive Vice President	Vice President, QM

*	Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, NY 10017.
**	The address of the Director, Officer or Partner of the Sub-Adviser is Gateway Center Three, 100 Mulberry Street, New York, NY 07102.

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

J.P. Morgan Investment Management Inc. (“JPMorgan”) 245 Park Avenue New York, NY 10167	Sub-Adviser to Transamerica JPMorgan Core Bond, Transamerica JPMorgan International Bond, Transamerica JPMorgan Mid Cap Value, Transamerica JPMorgan Long/Short Strategy

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Evelyn V. Guernsey, President, Director and Managing Director	Chairperson, President, and CEO, JPMorgan Investment Advisors Inc.
George C.W. Gatch, Director, Managing Director	N/A
Seth P. Bernstein, Director, Global Head of Fixed-Income, Managing Director	N/A
Lawrence M. Unrein, Director, Managing Director	N/A
Martin R. Porter, Global Head of Equities, Managing Director	N/A
Clive S. Brown, Director, Managing Director	N/A
Scott E. Richter, Secretary	N/A
Joseph K. Azelby, Director, Managing Director	N/A
Paul A. Quinsee, Director, Managing Director	N/A
John H. Hunt, Director, Managing Director	N/A
Richard T. Madsen, CFO, Director, Managing Director	N/A
Joseph J. Bertini, Chief Compliance Officer, Managing Director	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Loomis, Sayles & Company, L.P. (“Loomis”) One Financial Center Boston, MA 02111-2611	Sub-Adviser to Transamerica Loomis Sayles Bond

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Robert J. Blanding, Chairman, President and Chief Executive Officer

President, CEO and Trustee: Loomis Sayles Funds I; Loomis Sayles Funds II Trustee: Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust III; Natixis Funds Trust IV; Natixis Cash Management Trust; Gateway Trust; Hansberger International Series Director: Loomis Sayles Distributors, Inc.

Daniel J. Fuss, Vice Chairman and Executive Vice President	Executive Vice President: Loomis Sayles Funds I; Loomis Sayles Funds II

Pierre Servant, Director	President and CEO: Natixis Global Asset Management Member of the Executive Committee: Natixis

John T. Hailer, Director

President and CEO: Natixis Asset Management Advisors, L.P.; Natixis Global Asset Management, L.P.; Trustee: Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust III; Natixis Funds Trust IV; Natixis Cash Management Trust; Gateway Trust; Hansberger International Series Executive Vice President and Trustee President: Loomis Sayles Funds I; Loomis Sayles Funds II

Kevin P. Charleston, Executive Vice President and CFO	Manager and President: Loomis Sayles Trust Co., LLC

John F. Gallagher III, Executive Vice President	President: Loomis Sayles Distributors, Inc. Manager: Loomis Sayles Trust Co., LLC

Lauriann Kloppenburg, Executive Vice President	Manager: Loomis Sayles Trust Co., LLC

Jean S. Loewenberg, Executive Vice President, General Counsel and Secretary	Director: Loomis Sayles Distributors, Inc.
Manager and Secretary: Loomis Sayles Trust Co., LLC

Mark E. Smith, Executive Vice President	Vice President: Loomis Sayles Distributors, Inc. Manager: Loomis Sayles Trust Co., LLC

Donald P. Ryan, Vice President, Chief Compliance Officer and Counsel	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

MFS Investment Management (“MFS”) 500 Boylston Street Boston, MA 02116	Sub-Adviser to Transamerica MFS International Equity

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Donald A. Stewart, Director	Chief Executive Officer of Sun Life Financial Director, MFS Inc. Also an Officer and/or Director of various subsidiaries and affiliates of Sun Life

Jon A. Boscia, Director	President, Sun Life Financial Inc.

Kevin P. Dougherty, Director	President of Sun Life Global Investments, Inc.

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Morgan Stanley Investment Management, Inc. (“MSIM”) 522 Fifth Avenue New York, NY 10036	Sub-Adviser to Transamerica Morgan Stanley Emerging Markets Debt, Transamerica Morgan Stanley Mid-Cap Growth, Transamerica Morgan Stanley Small Company Growth

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Randy Takian, Managing Director, Director and President

President and Principal Executive Officer, Morgan Stanley Retail and Institutional Funds; President and Chief Executive Officer, Morgan Stanley Services Company Inc.; Managing Director and Director, Morgan Stanley Investment Advisors Inc.; Director, Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc.

Stuart Bohart, Managing Director and Director

President; Managing Director and Director, Morgan Stanley Investment Advisors Inc.; Managing Director, Van Kampen Advisors Inc. and Van Kampen Asset Management; President, Morgan Stanley Distribution, Inc.

Stefanie V. Chang Yu, Managing Director and Secretary	Managing Director and Secretary of various entities affiliated with the Sub-Adviser

Kevin Klingert, Managing Director and Acting Chief Investment Officer of the Global Fixed Income Group

Managing Director, Head, Chief Operating Officer and acting Chief Investment Officer, Global Fixed Income Group of Morgan Stanley Investment Advisors Inc.; Vice President of various Retail Funds and Institutional Funds; Managing Director and acting Chief Investment Officer, Global Fixed Income Group of various Van Kampen entities; Vice President of various Van Kampen Retail Funds and Institutional Funds

Carsten Otto, Managing Director	Managing Director and Global Head, Compliance for Morgan Stanley Investment Management and Chief Compliance Officer, Morgan Stanley Retail and Institutional Funds

Mary Ann Picciotto, Executive Director and Chief Compliance Officer	Executive Director and Chief Compliance Officer, Morgan Stanley Investment Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., and Van Kampen Advisors Inc.

Mark Patten, Managing Director, Chief Financial Officer and Treasurer

Managing Director, Chief Financial Officer and Treasurer, Morgan Stanley Investment Management and Morgan Stanley Distribution Inc.; Chief Financial Officer and Treasurer, Morgan Stanley Asset Management Holdings II; Chief Financial Officer and Treasurer of various Van Kampen entities

Mary Alice Dunne, Managing Director and Chief Administrative Officer	Managing Director and Chief Administrative Officer, Morgan Stanley Investment Advisors Inc.

Joanne Pace, Chief Operating Officer and Managing Director	Chief Operating Officer and Managing Director of Morgan Stanley Investment Advisors Inc.; Managing Director of various Van Kampen entities

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Morningstar Associates, LLC (“Morningstar”) 22 West Washington Street Chicago, IL 60602

Portfolio Construction Manager to Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Multi-Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Patrick J. Reinkemeyer, President	N/A
Allan B. Johnson, Vice President – Sales and Marketing	N/A
Scott Schilling, Chief Compliance Officer and Secretary	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Neuberger Berman Management LLC (“Neuberger”)	Sub-Adviser to Transamerica Neuberger Berman
International
605 Third Avenue
New York, NY 10158

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Joseph V. Amato, Director	N/A
Robert J. Conti, President and Chief Executive Officer	N/A
Bradley C. Tank, Managing Director and Chief Investment Officer (Fixed Income)	N/A
Andrew Provencher, Managing Director and Head of Intermediary	N/A
* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

OppenheimerFunds (“Oppenheimer”)	Sub-Adviser to Transamerica Oppenheimer Developing Markets and Transamerica Oppenheimer Small- & Mid-Cap Value
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

William Glavin, President and Chief Executive Officer	N/A
Craig Dinsell, Executive Vice President	N/A
Robert Gregory Zack, General Counsel	N/A
Brian William Wixted, Senior Vice President, Treasurer	N/A
Christopher Leavy, Chief Investment Officer, Equities	N/A
Arthur Steinmetz, Chief Investment Officer, Fixed Income	N/A
David Matthew Pfeffer, Senior Vice President, CFO	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Pacific Investment Management Company LLC (“PIMCO”)	Sub-Adviser to Transamerica PIMCO Total Return and Transamerica PIMCO Real Return TIPS
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Mohamed A. El Erian, Managing Director, Chief Executive Officer and Co-Chief Investment Officer

Board Member of Petersen Institute for International Economics, Member of the Advisory Board of International Center for Research on Women and Roubini Global Economics, Chairman of the Microsoft Investment Advisory Board

William H. Gross, Managing Director, Founder and Co-Chief Investment Officer	N/A

Douglas M. Hodge, Managing Director, Chief Operating Officer	Board Member of the Executive Committee for Allianz Global Investors AG

David C. Lown, Managing Director, Chief Administrative Officer	N/A

Chris P. Dialynas, Managing Director, Portfolio Manager	N/A

David C. Flattum, Managing Director, General Counsel	N/A

Jennifer E. Durham, Executive Vice-President, Chief Compliance Officer	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Schroder Investment Management North America Inc. (“Schroders”)	Sub-Adviser to Transamerica Schroders International Small Cap
875 Third Avenue 22nd Floor
New York, NY 10022- 6225

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Alan Brown, Director and Chief Investment Officer	N/A
Stephen M. DeTore, Director and Chief Compliance Officer	N/A
Jamie Dorrien-Smith, Director, Chief Executive Officer and Chairman	N/A
Mark A. Hemenetz, Director and Chief Operating Officer	N/A
Virginie Maisonneuve, Director and Head of Global and International Equities	N/A
Carin F. Muhlbaum, General Counsel, Chief Administrative Officer and Assistant Secretary	N/A
Alex Sargent, Director and Financial Controller	N/A
Patricia Woolridge, Secretary	N/A
Pamela Bardill, Assistant Secretary	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Third Avenue Management LLC (“Third Avenue”)	Sub-Adviser to Transamerica Third Avenue Value
622 Third Avenue
New York, NY 10017

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Martin J. Whitman, Co-Chief Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust	Director, Nabors Industries, Inc.

David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC	Director of Covanta Corporation

Vincent J. Dugan, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust	N/A

W. James Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Thompson, Siegel & Walmsley LLC (“TS&W”)	Sub-Adviser to Transamerica TS&W International Equity
6806 Paragon Place, Suite 300
Richmond, VA 23230

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Lawrence E. Gibson, Manager/Co-CEO/Chairman	N/A
Horace P. Whitworth, Manager/Co-CEO/CFO/President	N/A
Frank H. Reichel, Manager/Chief Investment Officer	N/A
Herbert B. Thomson, Manager/Secretary	N/A
Linda T. Gibson, Manager	N/A
Jessica L. Thompson, Chief Compliance Officer	N/A
Lori N. Anderson, Risk Manager/Director of Operations	N/A
Cheryl M. Mounce, Treasurer	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Thornburg Investment Management, Inc. (“Thornburg”)	Sub-Adviser to Transamerica Thornburg International Value
2300 Ridgetop Road
Santa Fe, NM 87506

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Garrett Thornburg, Chairman

Former Chief Executive Officer, Thornburg Investment Management, Inc.; Chairman, Chief Executive Officer, Thornburg Securities Corp.; Former Chief Executive Officer and Chairman, TMST, Inc. Former President and Director, Thornburg Mortgage Advisory Corp.; Director, TMST, Inc.

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Transamerica Asset Management, Inc. (“TAM”)	Investment Adviser to Registrant
570 Carillon Parkway
St. Petersburg, FL 33716

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

John K. Carter, Director, Chairman of the Board, President and Chief Executive Officer	N/A

Christopher A. Staples, Director, Senior Vice President – Investment Management and Chief Investment Officer	N/A

Dennis P. Gallagher, Director, Senior Vice President, General Counsel, Secretary and Operations	N/A

Karen D. Heburn, Senior Vice President, Chief Financial Officer and Treasurer	N/A

T. Gregory Reymann, II, Vice President, Chief Compliance Officer and Chief Risk Officer	N/A

Margaret A. Cullem-Fiore, Vice President and Senior Counsel	N/A

Robert S. Lamont, Jr., Vice President and Senior Counsel	N/A

Ranjit Bhatia, Vice President	N/A

Robert A. DeVault, Jr., Vice President	N/A

John Ng, Vice President	N/A

Williams Nobles, Vice President	N/A

Jonathan Oldroyd, Vice President	N/A

Anthony D. Pedata, Senior Compliance Officer	N/A

Tao Jin, Vice President	N/A

Amy Powell, Vice President	N/A

Kudzai Sihlangu, Vice President	N/A

Kristina L. Bartscht, Assistant Vice President and Advertising Manager	N/A

Sarah L. Bertrand, Assistant Vice President	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Transamerica Investment Management, LLC (“TIM”) 11111 Santa Monica Blvd., Suite 820 Los Angeles, CA 90025

Sub-Adviser to Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value, Transamerica Flexible Income, Transamerica Focus, Transamerica Balanced, Transamerica Diversified Equity, Transamerica Short-Term Bond, Transamerica Money Market

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Kirk Kim, Deputy CIO, Board Member	N/A

Peter O. Lopez, President, Board Member	N/A

Jeffrey A. McCroy, Board Member	N/A

John Huber, Board Member	N/A

Paul Houk, Chief Legal Officer	AEGON USA Investment Management, LLC

John K. Carter, Board Member	N/A

Jessica Cole, Chief Compliance Officer	AEGON USA Investment Management, LLC

Todd M. Bergen, Board Member	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

UBS Global Asset Management (Americas) Inc. (“UBS”)	Sub-Adviser to Transamerica UBS Large Cap Value
One North Wacker Drive
Chicago, IL 60606

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Joseph Allessie, Assistant Secretary	Deputy General Counsel and Executive Director–UBS Global AM

Michael J. Calhoun, Assistant Secretary	Associate General Counsel and Director–UBS Global AM

Mary T. Capasso, Assistant Secretary	Associate General Counsel and Executive Director–UBS Global AM

Trevor Chambers, Assistant Treasurer	Controller and Director–UBS Global AM

Kimberly Guerin, Assistant Treasurer	Financial Control Senior Manager and Director–UBS Global AM

Mark F. Kemper, Secretary and Chief Legal Officer	General Counsel–UBS Global AM

Tammie Lee, Assistant Secretary	Associate General Counsel–UBS Global AM

Barry M. Mandinach, Board Director and Vice President	Chief Marketing Officer and Managing Director–UBS Global AM

Joseph McGill, Chief Compliance Officer	Chief Compliance Officer and Managing Director–UBS Global AM

John Moore, Board Director, Treasurer and Chief Financial Officer	Head of Financial Control and Managing Director–UBS Global AM

Eric Sanders, Assistant Secretary	Associate General Counsel–UBS Global AM

Kai R. Sotorp, Board Director, President and Chief Executive Officer	Head of Americas and Group Management Board Member–UBS Global AM

Keith Weller, Assistant Secretary	Associate General Counsel and Executive Director–UBS Global AM

*     *     *

Address of the Adviser	Adviser to the Registrant

Water Island Capital, LLC (“WIC”)	Sub-Adviser to Transamerica Water Island Arbitrage Strategy
41 Madison Avenue, 42nd Floor
New York, NY 10010

Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser

Name of each Director, Officer or Partner of the Adviser	thereof) within the Last Two Fiscal Years

John S. Orrico, Managing Member	N/A
Matthew Hemberger, Elected Manager; Chief Compliance Officer	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant

Wellington Management Company, LLP (“Wellington Management”) 280 Congress Street Boston, MA 02210	Sub-Adviser to Transamerica WMC Diversified Growth, Transamerica WMC Emerging Markets, Transamerica WMC Quality Value

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Saul J. Pannell, Partner and Executive Committee Member	N/A
Perry M. Traquina, Partner, President, CEO and Executive Committee Member	N/A
Cynthia M. Clarke, Partner and Chief Legal Officer	N/A
Phillip H. Perelmuter, Partner and Executive Committee Member	N/A
Selwyn J. Notelovitz, Partner and Chief Compliance Officer	N/A
Edward J. Steinborn, Partner and Chief Financial Officer	N/A
Partner and Executive Committee Member	N/A
Brendan J. Swords, Partner and Executive Committee Member	N/A
Edward P. Bousa, Partner and Executive Committee Member	N/A
James W. Valone, Partner and Executive Committee Member	N/A
Charles S. Argyle, Partner and Executive Committee Member	N/A
Vera M. Trojan, Partner and Executive Committee Member	N/A

Item 32 Principal Underwriter

(a)

The Registrant has entered into an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), whose address is 4600 South Syracuse Street, Suite 1100, Denver, Colorado, 80287 to act as the principal underwriter of Fund shares.

(b)	Directors and Officers of TCI:

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant

David W. Hopewell	(1)	Director	N/A
Lon J. Olejniczak	(1)	Director and Chief Executive Officer	N/A
Thomas A. Swank	(1)	Director	N/A
Michael Brandsma	(2)	Director, President and Chief Financial Officer	N/A
Blake S. Bostwick	(2)	Chief Operations Officer and Vice President	N/A
David R. Paulsen	(2)	Executive Vice President	N/A
Anne M. Spaes	(3)	Executive Vice President	N/A
Frank A. Camp	(1)	Secretary	N/A
Courtney John	(2)	Vice President and Chief Compliance Officer	N/A
Karen D. Heburn	(4)	Vice President	N/A
Wesley J. Hodgson	(2)	Vice President	N/A
Amy Angle	(1)	Assistant Vice President	N/A
Dennis P. Gallagher	(4)	Assistant Vice President	Vice President, General Counsel and Secretary
Elizabeth Belanger	(6)	Assistant Vice President	N/A
John Fischer	(4)	Assistant Vice President	N/A

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant

Clifton W. Flenniken, III	(5)	Assistant Vice President	N/A
Margaret A. Cullem-Fiore	(4)	Assistant Vice President	Assistant Secretary
Christy Post-Rissin	(4)	Assistant Vice President	N/A
Brenda L. Smith	(4)	Assistant Vice President	N/A
Darin D. Smith	(1)	Assistant Vice President	N/A
Arthur D. Woods	(4)	Assistant Vice President	N/A
Tamara D. Barkdoll	(2)	Assistant Secretary	N/A
Erin K. Burke	(1)	Assistant Secretary	N/A

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001
(2)	4600 South Syracuse Street, Suite 1100, Denver, CO 80237
(3)	400 West Market Street, Louisville, KY 40237
(4)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	440 Mamaroneck Avenue, Harrison, NY 10528

Item 33 Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a)	Shareholder records are maintained by the Registrant’s transfer agent, Transamerica Fund Services, Inc., 570 Carillon Parkway, St. Petersburg, FL 33716.
(b)

All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian: State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 34 Management Services

The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled “Investment Advisory and Other Services” for a discussion of the management and advisory services furnished by AQR; AUIM; BlackRock; Clarion; Federated; First Quadrant; GSAM; Hansberger; Jennison; JPMorgan; Loomis; MFS; Morningstar; MSIM; Neuberger; Oppenheimer; PIMCO; Schroders; TAM; TFS; Third Avenue; TIM; Thornburg; TS&W; UBS; WIC; and Wellington Management, pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

Item 35 Undertakings

Not applicable

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933; and Transamerica Funds has duly caused this Post-Effective Amendment No. 120 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 24th day of February, 2011.

TRANSAMERICA FUNDS

By:	/s/ John K. Carter

John K. Carter
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 120 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter	Chairperson, Trustee, President and Chief Executive Officer
February 24, 2011
John K. Carter

/s/ Sandra N. Bane
	Trustee	February 24, 2011
Sandra N. Bane*

/s/ Leo J. Hill
	Trustee	February 24, 2011
Leo J. Hill*

/s/ David W. Jennings
	Trustee	February 24, 2011
David W. Jennings*

/s/ Russell A. Kimball, Jr.
	Trustee	February 24, 2011
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella
	Trustee	February 24, 2011
Eugene M. Mannella*

/s/ Norman R. Nielsen
	Trustee	February 24, 2011
Norman R. Nielsen*

/s/ Joyce G. Norden
	Trustee	February 24, 2011
Joyce G. Norden*

/s/ Patricia L. Sawyer
	Trustee	February 24, 2011
Patricia Sawyer*

/s/ John W. Waechter
	Trustee	February 24, 2011
John W. Waechter*

/s/ Robert A. DeVault, Jr.	Vice President, Treasurer and Principal Financial Officer
February 24, 2011
Robert A. DeVault, Jr.

/s/ Dennis P. Gallagher		February 24, 2011

* By:	Dennis P. Gallagher
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549
SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With
Post-Effective Amendment No. 120 to
Registration Statement on
Form N-1A

Transamerica Funds
Registration No. 033-02659

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

Not Applicable